Related-Party Transactions - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transactions between related parties [line items]
Description of related party transactions	In the ordinary course of business, we provide banking services and enter into transactions with related parties on terms similar to those offered to unrelated parties. Related parties include key management personnel(1), their close family members, and entities that they or their close family members control or jointly control.
Related parties include close family members control or jointly control	$ 35,000,000	$ 32,000,000
Letters of credit and guarantees	0	0
Undrawn credit commitments	25,000,000	21,000,000
Provision for credit losses outstanding balances	0	0
Secured Borrowing [member]
Disclosure of transactions between related parties [line items]
Related parties include close family members control or jointly control	34,000,000	31,000,000
Unsecured Borrowing [member]
Disclosure of transactions between related parties [line items]
Related parties include close family members control or jointly control	$ 1,000,000	$ 1,000,000